Equity (Details) - USD ($)			1 Months Ended				3 Months Ended	12 Months Ended
	May 18, 2018	Apr. 06, 2018	Apr. 03, 2018	Oct. 25, 2017	Sep. 30, 2017	Sep. 29, 2017	Mar. 31, 2019	Dec. 31, 2018	Jun. 29, 2018	Dec. 31, 2017	Dec. 17, 2013	Nov. 04, 2013
Class of Stock [Line Items]
Preferred stock, shares authorized							10,000,000	10,000,000		10,000,000
Preferred stock, shares issued							0	0		0
Stock issued shares value							$ 50,000
Stock Issued shares							10,000
Common stock reverse split, description				One-for-200 reverse split
Percentage of interest rate											10.00%	10.00%
Common stock, par value							$ 0.0001	$ 0.0001		$ 0.0001
Capital contribution									$ 19,999
Accrued compensation									$ 239,000
Purchase price, per share							$ 5.00
Debt discount								$ 518,225
Convertible note [Member]
Class of Stock [Line Items]
Aggregate of common stock shares issued		9,000,000
Convertible promissory note principal amount		$ 243,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Employment agreement, description	The Company entered into an employment agreement on May 18, 2018 with Mr. Goode, which provides for an annual salary and certain other benefits. Pursuant to the employment agreement, Mr. Goode's annual base salary is $96,000, which may increase to up to $216,000 upon Mr. Goode meeting certain milestones set forth in the employment agreement related to the Company's performance and is subject to increases as set from time to time by the Board. Upon the execution of the employment agreement, Mr. Goode was issued 500,000 shares of common stock of the Company valued at $1,250,000 ($2.50 per share).
Lyle Hauser [Member]
Class of Stock [Line Items]
Convertible price			$ 0.0005
Aggregate principal amount			$ 68,969
Convertible promissory note principal amount			$ 68,969
Percentage of interest rate			7.00%
Fair value of the beneficial conversion feature			$ 518,225
Debt discount			$ 68,696
Vantage Group Ltd [Member]
Class of Stock [Line Items]
Aggregate of common stock shares issued			9,300,000
Aggregate of common stock shares issued, value			$ 241,650
Convertible price			$ 0.027
Aggregate principal amount			$ 518,225
Convertible promissory note principal amount			$ 518,225
Percentage of interest rate			7.00%
Extinguishment of the derivative								$ 35,294
JMG Horseshoe, LLC [Member]
Class of Stock [Line Items]
Aggregate shares sold								333,333
Aggregate gross proceeds								$ 333,333
Subscription agreement [Member]
Class of Stock [Line Items]
Aggregate shares sold								3,896,969
Aggregate gross proceeds								$ 1,866,666
Preferred Series C [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						7,000		7,000		7,000
Preferred stock, shares issued								0		7,000
Description of convertible preferred stock						The Series C Preferred Stock was convertible into common stock at a conversion ratio determined by dividing the Series C Original Issue Price of $100 per share by the conversion price of $2.00 (such that each share of Series C Preferred Stock was convertible into 50 shares of common stock). The Series C Preferred Stock had the right to vote on an as-converted basis with the common stock, and in the event any dividends were paid on the common stock, the Series C Preferred Stock would entitled to dividends on an as-converted basis. If a Distribution Event (as defined in the Series C Certificate of Designation) occurred, the Company would pay to the holders of Series C Preferred Stock $30,000 for every $120,000 received from such Distribution Event, and the number of outstanding shares of Series C Preferred Stock would be reduced by an amount determined by dividing the amount of such payment by the Series C Original Issue Price. A Distribution Event is defined as the receipt by the Company of $120,000 in proceeds from a financing not involving any holder of Series C Preferred Stock, or any fiscal period in which the Company generated gross profits of $120,000 or more. All outstanding shares of Series C Preferred Stock were converted to common stock in April 2018, as discussed below. No shares of Series C Preferred Stock are outstanding as of December 31, 2018, and no such shares may be re-issued.
Gross profits of shares								$ 120,000
Stock issued shares value					$ 820,451	$ 820,451
Stock Issued shares					7,000	7,000
Aggregate of common stock shares issued, value			$ 7,000